Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization and principal activities
Schedule of consolidated assets and liabilities information and consolidated operating results and cash flows information of the Group's VIE and VIE's subsidiaries

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	227,742	56,850
Restricted cash	24,131	38,811
Short-term investments	6,150	2,000
Accounts receivable, net	879,103	466,269
Amount due from related parties*	627,140	600,557
Prepayments and other current assets, net	206,689	188,144
Inventories	—	11,157
Total current assets	1,970,955	1,363,788
Property, equipment and software, net	14,562	3,036
Equity method investments, net	256,062	204,850
Long-term equity investment, net	14,000	6,000
Operating lease right-of-use assets	—	2,032
Total non-current assets	284,624	215,918
Total assets	2,255,579	1,579,706
Short-term bank borrowings	134,780	72,500
Accounts payable	1,154,572	638,295
Customers’ refundable fees	30,997	30,747
Current instalments of long-term loans from a related party**	234,000	—
Amounts due to related parties*	207,400	183,076
Accrued expenses and other payables	171,725	145,088
Income tax payables	813	2,468
Operating lease liabilities-current	—	1,096
Total current liabilities	1,934,287	1,073,270
Non-current liabilities
Income tax payables	27,171	27,429
Operating lease liabilities	—	791
Long-term loans from a related party excluding current instalments**	1,128,000	1,352,000
Total non-current liabilities	1,155,171	1,380,220
Total liabilities	3,089,458	2,453,490

*Amounts due from and to related parties represent the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.

**Long-term loans from a related party represents entrusted loans with 3-year term at annual interest rate of 0.2-0.5% (2021: 0.2-0.5)% from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Total revenue	2,450,937	905,284	239,879
Net loss	(83,285)	(1,031,939)	(43,722)
Net cash used in operating activities	(312,630)	(20,162)	(77,162)
Net cash provided by (used in) investing activities	14,500	(43,725)	(8,355)
Net cash provided by (used in) financing activities	134,964	(167,363)	(70,695)
Net decrease in cash, cash equivalents and restricted cash	(163,166)	(231,250)	(156,212)
Cash, cash equivalents and restricted cash at the beginning of the year	646,289	483,123	251,873
Cash, cash equivalents and restricted cash at the end of the year	483,123	251,873	95,661